UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Bridget Watkin
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:


Bridget Watkin           San Francisco, CA        November 5, 2007

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          63

Form 13F Information Table Value Total:      571,453 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


NAME OF ISSUER        TITLE  CUSIP      VALUE  SHARES               INV.   OTHE  VOTING AUTH
                      OF                X1000                       DISC   R
                      CLASS                                         .      MGR
                                                                                 SOLE      SHR NONE

***ALLIED WORLD       NSTK   G0219G203  7667   147700    SH         SOLE         147700
ASSURANCE CO
***CHECK POINT        NSTK   M22465104  9891   392800    SH         SOLE         392800
SOFTWARE
***GARMIN LTD         NSTK   G37260109  1194   10000     SH         SOLE         10000
***MAGNA              NSTK   559222401  944    9800      SH         SOLE         9800
INTERNATIONAL INC
***ONEBEACON          NSTK   G67742109  3523   163500    SH         SOLE         163500
INSURANCE GROUP
***QUEBECOR INC       NSTK   748193208  2499   66100     SH         SOLE         66100
***TYCO ELECTRONICS   COMM   G9144P105  22485  634625    SH         SOLE         634625
LTD
***TYCO INTERNATIONAL COMM   G9143X208  28671  646625    SH         SOLE         646625
LTD
AMERICAN EAGLE        NSTK   02553E106  22666  861500    SH         SOLE         861500
OUTFITTERS INC
AMERICAN PHYSICIAN    NSTK   28882108   628    34148     SH         SOLE         34148
SERVICE
AMGEN INC             NSTK   31162100   30944  547000    SH         SOLE         547000
ASSET ACCEP CAP CORP  NSTK   04543P100  1450   125000    SH         SOLE         125000
AVIS BUDGET GROUP INC COMM   53774105   30574  1335700   SH         SOLE         1335700
BEBE STORES INC       NSTK   75571109   8265   564947    SH         SOLE         564947
BROADRIDGE FINANCIAL  COMM   11133T103  25387  1339700   SH         SOLE         1339700
SOLUTIONS
CALL MIRANT CORP NEW  COPT   60467R7LV  578    3300      SH    CALL SOLE         3300
DEC 42.50
CALL MIRANT CORP NEW  COPT   6046708AG  2100   3000      SH    CALL SOLE         3000
JAN 35.00
CANDELA LASER CORP    NSTK   136907102  6019   708980    SH         SOLE         708980
COVENTRY HEALTH CARE  NSTK   222862104  12622  202900    SH         SOLE         202900
INC
CREE RESEARCH INC     NSTK   225447101  1555   50000     SH         SOLE         50000
DECKERS OUTDOOR CORP  NSTK   243537107  1647   15000     SH         SOLE         15000
DOCUMENT SEC SYS INC  COMM   25614T101  627    55845     SH         SOLE         55845
E TRADE FINANCIAL     NSTK   269246104  4438   340100    SH         SOLE         340100
CORPORATION
EASTERN VA BANKSHARES NSTK   277196101  388    19900     SH         SOLE         19900
INC
EMBARQ CORPORATION    COMM   29078E105  7306   131400    SH         SOLE         131400
ENNIS BUSINESS FORMS  COMM   293389102  1322   60000     SH         SOLE         60000
INC
EXELON CORP           COMM   30161N101  30008  398200    SH         SOLE         398200
EXPEDIA INC DEL       NSTK   30212P105  2691   84400     SH         SOLE         84400
EXPRESSJET HOLDINGS   COMM   30218U108  232    75000     SH         SOLE         75000
INC
FIDELITY NATIONAL     COMM   31620R105  13173  753611    SH         SOLE         753611
FINANCIAL
FOOTSTAR INC          COMM   344912209  397    86350     SH         SOLE         86350
FORCE PROTECTION INC  NSTK   345203202  4760   219781    SH         SOLE         219781
GANNETT INC DEL       COMM   364730101  1691   38700     SH         SOLE         38700
GETTY IMAGES INC      COMM   374276103  12684  455600    SH         SOLE         455600
GLOBAL PMTS INC       COMM   37940X102  28469  643800    SH         SOLE         643800
HARMAN INTERNATIONAL  COMM   413086109  15617  180500    SH         SOLE         180500
HEALTHSPRING INC      NSTK   42224N101  585    30000     SH         SOLE         30000
INFOUSA INC NEW       NSTK   456818301  2584   278100    SH         SOLE         278100
JAVO BEVERAGE COMPANY NSTK   47189R104  314    302100    SH         SOLE         302100
INC
JOHNSON & JOHNSON COMM   478160104  22693  345400    SH         SOLE         345400
K-SWISS INC-CL A      NSTK   482686102  951    41500     SH         SOLE         41500
KULICKE & SOFFA   NSTK   501242101  803    94712     SH         SOLE         94712
INDUSTRIES INC
LEE ENTERPRISES INC   COMM   523768109  1515   97300     SH         SOLE         97300
MAXIMUS INC           COMM   577933104  10093  231600    SH         SOLE         231600
MEDIVATION INC        NSTK   58501N101  2097   104600    SH         SOLE         104600
MI DEVELOPMENTS INC   NSTK   55304X104  8440   254900    SH         SOLE         254900
SUB VTG
MICROSTRATEGY INC CL  NSTK   594972408  26904  339100    SH         SOLE         339100
A
MIRANT CORP           NSTK   60467R100  58013  1426073   SH         SOLE         1426073
MOTHERS WORK INC      NSTK   619903107  4418   236647    SH         SOLE         236647
NEW FRONTIER MEDIA    NSTK   644398109  1239   202200    SH         SOLE         202200
INC
NEXTEST SYSTEMS CORP  NSTK   653339101  1016   78980     SH         SOLE         78980
NUTRACEA              NSTK   67060N204  770    500000    SH         SOLE         500000
OLD REPUBLIC          COMM   680223104  9246   493375    SH         SOLE         493375
INTERNATIONAL
OMNICARE INC          COMM   681904108  2187   66000     SH         SOLE         66000
PORTER BANCORP INC    NSTK   736233107  708    32500     SH         SOLE         32500
SONICWALL INC         NSTK   835470105  10099  1156773   SH         SOLE         1156773
STEVEN MADDEN LTD     NSTK   556269108  13414  707858    SH         SOLE         707858
SYSTEMAX INC          COMM   871851101  1040   50900     SH         SOLE         50900
TENNECO AUTOMOTIVE    COMM   880349105  31348  1010900   SH         SOLE         1010900
INC
TERREMARK WORLDWIDE   COMM   881448203  2387   332954    SH         SOLE         332954
INC
TERRESTAR CORPORATION NSTK   881451108  4575   475081    SH         SOLE         475081
THORNBURG MORTGAGE    COMM   885218107  5574   433800    SH         SOLE         433800
ASSET CORP
TITAN INTERNATIONAL   COMM   88830M102  3326   104200    SH         SOLE         104200
INC-ILL


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